Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable
Schedule of accounts receivable

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Accounts receivable	4,158,270	4,386,872	5,668,904
Allowance for credit losses	(723,655)	(893,953)	(1,020,321)
	3,434,615	3,492,919	4,648,583

Schedule of movement of allowance for credit losses

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	(692,722)	(723,655)	(893,953)
Provision	(387,196)	(510,885)	(538,135)
Write-offs	356,263	340,587	411,767
Balance at end of the year	(723,655)	(893,953)	(1,020,321)

	Within 1 year	More than 1 year	Total
December 31, 2023
Expected loss rate	14.5%	39.1%	17.4%
Gross carrying amount	3,670,160	488,110	4,158,270
Loss provision	(532,707)	(190,948)	(723,655)

	Within 1 year	More than 1 year	Total
December 31, 2024
Expected loss rate	13.1%	71.0%	20.4%
Gross carrying amount	3,833,730	553,142	4,386,872
Loss provision	(501,414)	(392,539)	(893,953)

	Within 1 year	More than 1 year	Total
December 31, 2025
Expected loss rate	12.0%	72.6%	18.0%
Gross carrying amount	5,110,504	558,400	5,668,904
Loss provision	(615,061)	(405,260)	(1,020,321)